Obligation to Deliver Digital Assets (Details) - USD ($)		6 Months Ended
	Jun. 23, 2025	Jun. 30, 2025
Obligation to Deliver Digital Assets [Abstract]
Percentage of token purchased		24.00%
Aggregate amount	$ 1,560,000
Percentage of cost of digital assets	24.00%
Crypto Asset, Cost	$ 6,500,000
Changes in fair value of obligation to deliver digital assets		$ 37,835